Common Stock	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock
NOTE 8. SHAREHOLDERS’ EQUITY
Preference Shares
—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s Board. As of December 31, 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
—The Company is authorized to issue 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share. As of December 31, 2020, there were 37,375,000 Class A Ordinary
Shares issued and outstanding, all of which were subject to possible redemption and classified in temporary equity.
Class
 B Ordinary Shares
—The Company is authorized to issue 50,000,000 Founder Shares. On October 28, 2020, the Company issued 10,062,500 Founder Shares to the Sponsor. On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 9,343,750 Founder Shares outstanding, up to 1,218,750 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (See Note 5). On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Founder Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the Board for any reason. These provisions of the amended and restated memorandum and articles of association may only be amended by a special resolution passed by not less than two-thirds
of the ordinary shares who attend and vote at the general meeting, which shall include the affirmative vote of a simple majority of the Founder Shares. With respect to any other matter submitted to a vote of the shareholders, including any vote in connection with the Business Combination, except as required by law, holders of the Class A Ordinary Shares and Founder Shares will vote together as a single class, with each share entitling the holder to one
vote.
The Founder Shares will automatically convert into Class A Ordinary Shares on the first business day following the completion of the Business Combination at a ratio such that the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of

the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of ordinary shares issued or deemed issued or issuable upon conversion or
exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued by the Company in connection with or in relation to the completion of the Business Combination, excluding (1) any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, or to be issued, to any seller in the Business Combination and (2) any Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of working capital loans, minus (b) the number of Class A Ordinary Shares redeemed by public shareholders in connection with the Business Combination. In no event will the Founder Shares convert into Class A Ordinary Shares at a rate of less than one to one.

Note 8 - Shareholders’ Deficit
Preference Shares
 -
The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s Board. As of
September
 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares
 -
The Company is authorized to issue 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share.
Holder
of
the Company’s
Class A
ordinary shares are entitled
to
one vote for each share
. As of
September 30, 2021 and
December 31, 2020, there were 37,375,000 Class A
ordinary shares
issued and outstanding,
all
subject to possible redemption
 and therefore classified as temporary equity (See Note 6).
Class B Ordinary Shares -
The Company is authorized to issue 50,000,000 Founder Shares. On October 28, 2020, the Company issued 10,062,500 Founder Shares to the Sponsor. On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 9,343,750 Founder Shares outstanding, up to 1,218,750 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (See Note 4). On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Founder Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the Board for any reason. These provisions of the amended and restated memorandum and articles of association may only be amended by a special resolution passed by not less than two-thirds
of the ordinary shares who attend and vote at the general meeting, which shall include the affirmative vote of a simple majority of the Founder Shares. With respect to any other matter submitted to a vote of the shareholders, including any vote in connection with the Business Combination, except as required by law, holders of the Class A Ordinary Shares and Founder Shares will vote together as a single class, with each share entitling the holder to one vote.
The Founder Shares will automatically convert into Class A Ordinary Shares on the first business day following the completion of the Business Combination at a ratio such that the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued by the Company in connection with or in relation to the completion of the Business Combination, excluding (1) any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, or to be issued, to any seller in the Business Combination and (2) any Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of working capital loans, minus (b) the number of Class A Ordinary Shares redeemed by public shareholders in connection with the Business Combination. In no event will the Founder Shares convert into Class A Ordinary Shares at a rate of less than one to one.

Enjoy Technology Inc [Member]
Class of Stock [Line Items]
Common Stock
10.	COMMON STOCK
At

September
 30, 2021 and December 31, 2020, the Company had common stock outstanding of 65,653,081 shares and 62,156,512 shares, respectively. At
September
 30, 2021 and December 31, 2020, the Company was authorized to issue 253,953,194 and 250,000,000 shares of common stock, respectively.
Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding. No such dividends have been declared since the Company’s inception.

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	September 30, 2021	December 31, 2020
Conversion of redeemable convertible preferred stock	153,473,639	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	810,692
Shares available for grant under 2014 Equity Incentive Plan	32,223,518	22,874,690
Conversion of convertible loan	33,283,184	11,708,273

Total common stock equivalents	219,791,033	184,914,100

11.	COMMON STOCK
At December 31, 2020 and 2019, the Company had common stock outstanding of 62,156,512 shares and 61,354,259 shares, respectively. At both December 31, 2020 and 2019, the Company was authorized to issue 250,000,000 shares of common stock.
Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding. No such dividends have been declared since the Company’s inception.
As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	December 31,
	2020	2019
Conversion of redeemable convertible preferred stock	149,520,445	149,520,445
Warrants to purchase redeemable convertible preferred stock	810,692	336,304
Options outstanding under the Equity Incentive Plan	22,874,690	21,628,240
Options available for future grant under the Equity Incentive Plan	12,845,397	4,354,889

Total	186,051,224	175,839,878